Income Taxes - Components of Income Tax Expenses (Details) - P3 Health Partners Inc. - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor	Predecessor	Predecessor	Predecessor
Tax at Federal statutory rate		$ 12,166,545						$ 30,743,987	$ 6,596,424	$ 8,814,027
State taxes, net of Federal Benefit		98,755
Allocable loss from investment in P3 LLC		(1,550,420)
SPAC warrants change in fair-value		477,048
Non-controlling interest and nontaxable income		(8,359,391)						(30,743,987)	(6,596,424)	(8,814,027)
Permanent book to tax differences		283
Change in valuation allowance		2,832,254
Total		$ 0				$ 0	$ 0	$ 0	$ 0	$ 0